UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

               (Address of principal executive offices)                         (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2009
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 43.93%
Alter Barge Line Title XI	$222,000	6.000%	3/1/2026	$241,813
* Ecuador Government AID Bond	29,268	7.050%	5/1/2015	33,374
JP Morgan Chase & Co TLGP	250,000	2.125%	6/22/2012	250,928
Matson Navigation Co Inc Title XI	507,000	5.337%	9/4/2028	526,225
Morgan Stanley TLGP	250,000	1.950%	6/20/2012	249,490
Perforadora Central SA de CV Title XI	285,060	5.240%	12/15/2018	298,937
Reinauer Maritime Co LLC Title XI	577,000	5.875%	11/30/2026	613,305
Rowan Cos Inc Title XI	321,423	2.800%	10/20/2013	320,922
SBA Participation Certificates	240,407	5.300%	3/1/2012	247,272
SBA Participation Certificates	62,310	7.400%	8/1/2012	64,001
SBA Series 1995-20L	58,997	6.450%	12/1/2015	63,528
SBA Series 1997-20A	52,361	7.150%	1/1/2017	56,820
SBA Series 1998-20B	161,229	6.150%	2/1/2018	172,205
SBA Series 2000-20K1	343,982	7.220%	11/1/2020	373,963
SBA Series 2001-20A 1	262,044	6.290%	1/1/2021	280,143
SBA Series 2001-20K	419,085	5.340%	11/1/2021	439,679
SBA Series 2003-10B 1	229,793	3.390%	3/1/2013	233,676
SBA Series 2005-20B 1	239,802	4.625%	2/1/2025	247,216
SBA Series 2005-20L 1	141,259	5.390%	12/1/2025	149,255
SBA Series 2006-20H 1	162,426	5.700%	8/1/2026	174,318
SBA Series 2006-20K 1	519,574	5.360%	11/1/2026	550,686
SBA Series 2007-20G 1	36,410	5.820%	7/1/2027	39,404
SBA Series 2007-20I 1	135,574	5.560%	9/1/2027	145,164
SBA Series 2008-20A 1	94,301	5.170%	1/1/2028	99,435
SBA Series 2008-20C 1	93,887	5.490%	3/1/2028	98,565
SBA Series 2008-20D 1	186,164	5.370%	4/1/2028	196,440
SBA Series 2009-20C 1	100,000	4.660%	3/1/2029	102,769
Sterling Equipment Inc Title XI	226,554	6.125%	9/28/2019	247,206

Total United States Agency Obligations (Cost $6,346,872)				6,516,739

ASSET-BACKED SECURITIES - 1.16%
Consumer Funding 2001-1 A4	88,174	4.980%	4/20/2012	89,418
Massachusetts RRB Trust 1999-1 A5	79,826	7.030%	3/15/2012	82,011

Total Asset-Backed Securities (Cost $173,568)				171,429

MORTGAGE-BACKED SECURITIES - 8.31%
	Fannie Mae Pool #745275	244,537	5.000%	2/1/2036	249,839
	Fannie Mae Pool #926050	236,529	5.000%	4/1/2038	241,200
	Ginnie Mae II Pool #3665	470,523	5.500%	1/20/2035	485,354
*	Ginnie Mae II Pool # 4441	249,705	5.000%	5/20/2039	256,867

Total Mortgage-Backed Securities (Cost $1,204,055)					1,233,260
					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.93%
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	$655,000	5.688%	10/15/2048	$245,255
	Fannie Mae Grantor Trust 2001-T2 A	230,454	5.780%	11/25/2010	230,257
	Federal Agricultural Mortgage Corp Series AM-1003	280,741	6.761%	4/25/2013	301,280
*	FHA Downtowner Apts	36,104	8.375%	11/1/2011	36,252
*	FHA Reilly #046	13,078	6.513%	12/1/2018	12,716
*	FHA USGI #87	33,809	7.430%	8/1/2023	33,801
	Ginnie Mae Trust 2004-6A	45,338	3.261%	12/16/2021	45,443
	Ginnie Mae Trust 2002-35	38,908	5.861%	10/16/2023	39,294
	JP Morgan Chase CMS Corp Trust 2006-CB17 A3	600,000	5.450%	12/12/2043	528,996

Total Commercial Mortgage-Backed Securities (Cost $1,938,609)					1,473,294

CORPORATE OBLIGATIONS - 33.27%

Financials - 8.56%
	GMAC Inc	175,000	6.875%	8/28/2012	142,621
	Provident Cos Inc	375,000	7.000%	7/15/2018	299,230
	USB Capital IX	650,000	6.189%	12/29/2049	438,750
	Wachovia Capital Trust III	650,000	5.800%	3/15/2042	390,000
					1,270,601

Industrials - 17.49%
	American Airlines Pass Through Trust 2001-01	396,676	6.977%	5/23/2021	239,989
*	Burlington Northern & Santa Fe Railway Co 1998-CTR	240,413	6.230%	7/2/2018	269,247
	Continental Airlines Inc	280,515	7.707%	4/2/2021	228,619
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	292,193
	CVS Pass-Through Trust	376,430	6.036%	12/10/2028	321,630
*	Federal Express Corp 1999 Pass Through Trust	109,694	7.650%	1/15/2022	132,346
	Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	226,319
	GATX Financial Corp	500,000	6.273%	6/15/2011	503,449
	Pulte Homes Inc	325,000	5.250%	1/15/2014	282,750
*	Union Pacific Railroad Co 2001 Pass Through Trust	87,685	6.630%	1/27/2022	97,268
					2,593,810
Utilities - 7.22%
	Commonwealth Edison Co	350,000	5.900%	3/15/2036	335,774
	FPL Group Capital Inc	450,000	6.350%	10/1/2066	351,000

Nevada Power Co	375,000	5.875%	1/15/2015	384,160
				1,070,934

Total Corporate Obligations (Cost $5,844,669)				4,935,345

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2009
	Shares or		Value
	Principal		(Note 1)

INVESTMENT COMPANY - 2.01%
§ Dreyfus Treasury Cash Management, 0.08%	297,758		$297,758

Total Investment Company (Cost $297,758)			297,758

Total Value of Investments (Cost $15,805,531) - 98.61%			$14,627,825

Other Assets Less Liabilities - 1.39%			206,395

Net Assets - 100%			$14,834,220

§ Represents 7 day effective yield
* Securities valued using Matrix System (note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$272,179
Aggregate gross unrealized depreciation			(1,449,885)

Net unrealized depreciation			$(1,177,706)

Summary of Investments by Category
	% of Net
Category	Assets	Value
United States Agency & Related Obligations	43.93%	$6,516,739
Asset-Backed Securities	1.16%	171,429
Mortgage-Backed Securities	8.31%	1,233,260
Commercial Mortgage-Backed Securities	9.93%	1,473,294
Corporate Obligations	33.27%	4,935,345
Investment Company	2.01%	297,758
Total	98.61%	$14,627,825

			(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as a fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $871,871 (5.88% of net assets) whose values have been estimated using a matrix pricing system approved by the Trust’s Board of Trustees. When a security is valued using the matrix pricing system, the value for the security is determined by considering the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity. The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote. The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$-
Level 2	14,545,056
Level 3	82,769
Total	$14,627,825
		(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation - continued

The following is a reconciliation of the Fund's Level 3 investments in securities:

Balance, beginning of fiscal year	$91,224
Accrued discounts / (premiums)	(13)
Realized gain (loss)	(45)
Change in unrealized appreciation (depreciation)	(352)
Net purchases (sales)	(8,045)
Balance, end of current period	$82,769

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 94.95%

Business Services - 25.86%
*	ACI Worldwide, Inc.	419,500	$5,856,220
	Balchem Corp.	359,527	8,815,602
*	Concur Technologies, Inc.	389,052	12,091,736
*	Diodes, Inc.	829,686	12,976,289
	Dynamic Materials Corp.	617,136	11,898,382
*	IRIS International, Inc.	856,020	10,101,036
*	Macrovision Solutions Corp.	715,045	15,595,131
*	Nuance Communications, Inc.	463,424	5,602,796
*ß	PROS Holdings, Inc.	1,308,754	10,627,082
*	SPSS, Inc.	394,105	13,151,284
			106,715,558
Consumer Related - 9.99%
*	Dolby Laboratories, Inc.	304,400	11,348,032
*	DTS, Inc.	426,375	11,541,971
*	Green Mountain Coffee Roasters, Inc.	309,907	18,321,702
			41,211,705
Industrial Products & Systems - 17.34%
*	ANSYS, Inc.	383,396	11,946,619
	CARBO Ceramics, Inc.	400,525	13,697,955
	Cognex Corp.	486,667	6,876,605
*	Dionex Corp.	138,540	8,455,096
*	FEI Co.	579,041	13,260,039
*	FLIR Systems, Inc.	371,983	8,391,937
*ß	Measurement Specialties, Inc.	833,341	5,875,054
*	Symyx Technologies	519,892	3,041,368
			71,544,673
Information/Knowledge Management - 14.15%
*	Accelrys, Inc.	245,978	1,453,730
	American Software, Inc.	822,493	4,737,560
	Blackbaud, Inc.	656,107	10,202,464
*	Manhattan Associates, Inc.	467,732	8,522,077
*	Netscout Systems, Inc.	699,180	6,558,308
	Quality Systems, Inc.	300,673	17,126,334
*	Tyler Technologies, Inc.	626,190	9,781,088
			58,381,561

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 21.11%
	*	Abaxis, Inc.	819,257	$16,827,539
	*	Affymetrix, Inc.	75,455	447,448
	*	Bruker Corp.	568,600	5,265,236
	*	Gen-Probe, Inc.	264,313	11,360,173
	*	Immucor, Inc.	695,665	9,572,350
	*	Kensey Nash Corp.	507,552	13,302,938
		Meridian Bioscience, Inc.	660,346	14,910,613
	*	Palomar Medical Technologies, Inc.	284,913	4,176,825
		Techne Corp.	176,088	11,236,175
				87,099,297
	Pharmaceuticals - 6.50%
	*	Albany Molecular Research, Inc.	506,626	4,250,592
	*	Human Genome Sciences, Inc.	303,495	867,996
	*	Incyte Corp Ltd	431,570	1,419,865
	*	Kendle International, Inc.	462,835	5,665,100
		Medicis Pharmaceutical Corp.	98,364	1,605,301
	*	Neogen Corp.	449,216	13,018,280
				26,827,134

		Total Common Stocks (Cost $350,861,574)		391,779,928

INVESTMENT COMPANY - 3.88%
	§	Dreyfus Cash Management, 0.44%	15,998,670	15,998,670

		Total Investment Company (Cost $15,998,670)		15,998,670

Total Value of Investments (Cost $366,860,244) - 98.83%				$407,778,598

Other Assets Less Liabilities - 1.17%				4,843,883

	Net Assets - 100%			$412,622,481

*	Non-income producing investment
§	Represents 7 day effective yield.
ß	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.
				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$88,823,032
Aggregate gross unrealized depreciation			(47,904,678)

Net unrealized appreciation			$40,918,354

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services	25.86%	$106,715,558
Consumer Related	9.99%	41,211,705
Industrial Products & Systems	17.34%	71,544,673
Information/Knowledge
Management	14.15%	58,381,561
Medical/Health Care	21.11%	87,099,297
Pharmaceuticals	6.50%	26,827,134
Other	3.88%	15,998,670
Total	98.83%	$407,778,598

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation (continued)

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs		Investments in Securities
	Level 1		$391,779,928
	Level 2		15,998,670
	Level 3		-
	Total		$407,778,598

Affiliated Companies

An affiliated company is one that can have direct or indirect common ownership. The Small Company Fund owns greater than 5% of the affiliated companies listed in the below table. The below table is for the period ended June 30, 2009.

Security	Number of Shares	Net Profit (Loss)	Dividends or Interest	Value

Measurement Specialties, Inc.	833,341	-	-	$5,875,054
Pros Holdings, Inc.	1,308,754	-	-	10,627,082
	2,142,095	-	-	16,502,136

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 95.21%

Australian Equity - 1.70%
	Redflex Holdings Ltd.	93,528	$152,991
			152,991
Austrian Equity - 1.64%
	Raiffeisen International Bank Holding AG	4,247	147,453
			147,453
Belgium Equity - 1.10%
*	RHJ International	15,510	98,996
			98,996
Bermuda Equity - 1.75%
*	Nabors Industries Ltd.	10,076	156,984
			156,984
Canadian Equity - 1.65%
	Canadian Natural Resources Ltd.	2,826	148,674
			148,674
Chinese Equity - 2.49%
	Ping An Insurance Group Co of China Ltd.	33,100	224,009
			224,009
Egyptian Equity - 1.79%
*Ω	Orascom Telecom Holding SAE	6,045	160,797
			160,797
Finland Equities - 2.98%
	Kone OYJ	6,600	202,113
µ	Nokia OYJ	4,497	65,566
			267,679
French Equities - 6.06%
*µ	Flamel Technologies SA	6,026	42,182
	Neopost SA	2,573	231,020
	Sanofi-Aventis SA	4,620	271,357
			544,559
German Equity - 1.55%
*	Bayerische Motoren Werke AG	3,705	139,446
			139,446
Hong Kong Equities - 5.56%
	Chaoda Modern Agriculture Holdings Ltd.	288,000	169,082
	Esprit Holdings Ltd.	33,965	189,544
	Vitasoy International Holdings Ltd.	267,215	140,674

499,300
Indian Equity - 2.12%
Ω	LIC Housing Finance	7,367	190,169
190,169

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Irish Equities - 6.42%
	C&C Group PLC	63,264	$212,992
	DCC PLC	10,005	206,315
*µ	ICON PLC	4,336	93,571
	Total Produce PLC	145,371	63,217
			576,095
Israeli Equity - 2.65%
µ	Teva Pharmaceutical Industries Ltd.	4,814	237,523
			237,523
Italian Equities - 3.37%
	Azimut Holding SpA	21,551	204,215
	Tod's SpA	1,720	97,960
			302,175
Japanese Equities - 19.85%
	Asatsu-DK, Inc.	7,072	160,027
	Daibiru Corp.	20,400	175,964
	Japan Tobacco, Inc.	127	398,111
	Meitec Corp.	5,720	98,916
	Mitsubishi Estate Co., Ltd.	10,700	178,926
	Nintendo Co., Ltd.	350	96,746
	Nissin Healthcare Food Service Co., Ltd.	10,875	128,008
	Sapporo Holdings Ltd.	31,000	178,264
	Suruga Bank Ltd.	18,800	180,116
	Yamaha Motor Co., Ltd.	16,790	187,001
			1,782,079
Korean Equity - 1.72%
µ	SK Telecom Co., Ltd.	10,174	154,136
			154,136
Mexican Equities - 2.96%
µ	Fomento Economico Mexicano SAB de CV	4,788	154,365
	Wal-Mart de Mexico SAB de CV	37,518	111,260
			265,625
Netherlands Equity - 1.81%
	Wolters Kluwer NV	9,281	162,091
			162,091
Russian Equity - 0.41%
*	Rambler Media Ltd.	5,514	37,027

37,027
Singapore Equity - 2.12%
UOB-Kay Hian Holdings Ltd.	206,360	190,903
190,903

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	South African Equity - 1.59%
	µ	Sasol Ltd.	4,103	$142,866
				142,866
	Swiss Equities - 9.68%
		Nestle SA	8,190	308,482
		Nobel Biocare Holding AG	7,376	161,044
		Roche Holding AG	779	105,908
		The Swatch Group AG	799	128,190
		Tyco International Ltd.	6,358	165,181
				868,805
	United Kingdom Equities - 10.32%
		BP PLC	24,116	189,564
		British Sky Broadcasting Group PLC	12,727	95,267
		Diageo PLC	11,207	160,679
	*	United Business Media Ltd.	13,475	88,507
		International Personal Finance PLC	127,245	153,339
		Reed Elsevier PLC	15,907	118,416
		The Vitec Group PLC	28,204	120,639
				926,411
	United States Equities - 1.92%
		Invesco Ltd.	9,660	172,141
				172,141

		Total Common Stocks (Cost $9,214,262)		8,548,934

INVESTMENT COMPANY - 3.72%
	§	Dreyfus Cash Management, 0.44%	334,052	334,052

		Total Investment Company (Cost $334,052)		334,052

Total Value of Investments (Cost $9,548,314) - 98.93%				$8,882,986

Other Assets Less Liabilities - 1.07%				95,939

	Net Assets - 100%			$8,978,925

*	Non-income producing investment.

µ	American Depositary Receipt.
Ω	Global Depositary Receipts.
§	Represents 7 day effective yield.

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
			Value (Note 1)

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (Austrian, German, & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French & Switzerland)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,114,831
Aggregate gross unrealized depreciation			(1,780,159)

Net unrealized depreciation			$(665,328)

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	18.40%	$1,652,122
Consumer Staples	21.13%	1,897,127
Energy	7.11%	638,088
Financials	21.34%	1,916,232
Health Care	10.15%	911,585
Industrials	7.49%	672,524
Information Technology	6.08%	546,323
Telecommunication Services	3.51%	314,933
Other	3.72%	334,052
Total	98.93%	$8,882,986

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation (continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$8,548,934
Level 2	334,052
Level 3	-
Total	$8,882,986

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 97.57%

Consumer Discretionary - 12.92%
	Coach, Inc.	10,199	$274,149
*	Dick's Sporting Goods, Inc.	11,990	206,228
	Family Dollar Stores, Inc.	2,670	75,561
	Staples, Inc.	6,777	136,692
*	Starbucks Corp.	13,662	189,765
*	Tractor Supply Co.	5,974	246,846
			1,129,241
Consumer Staples - 6.80%
*	Chattem, Inc.	3,227	219,759
*	Hansen Natural Corp.	4,181	128,858
*	United Natural Foods, Inc.	3,351	87,964
	Whole Foods Market, Inc.	8,327	158,046
			594,627
Energy - 7.07%
*	Cameron International Corp.	6,381	180,582
	Diamond Offshore Drilling, Inc.	3,656	303,631
	Smith International, Inc.	5,195	133,771
			617,984
Financials - 6.62%
*	Stifel Financial Corp.	3,149	151,435
	T Rowe Price Group, Inc.	7,844	326,859
	Willis Group Holdings Ltd.	3,915	100,733
			579,027
Health Care - 24.77%
	Allscripts-Misys Healthcare Solutions, Inc.	20,405	323,623
*	Celgene Corp.	6,277	300,292
*	Covance, Inc.	4,856	238,915
*	Idexx Laboratories, Inc.	3,397	156,941
	Meridian Bioscience, Inc.	7,446	168,131
*	Parexel International Corp.	10,005	143,872
μ	Shire PLC	4,048	167,911
*	St Jude Medical, Inc.	8,335	342,569
*	United Therapeutics Corp.	1,544	128,662
*	Waters Corp.	3,765	193,785
			2,164,701

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 15.08%
*	Copart, Inc.	6,211	$215,335
	Expeditors International of Washington, Inc.	5,474	182,503
	Fastenal Co.	4,476	148,469
*	Iron Mountain, Inc.	8,120	233,450
	JB Hunt Transport Services, Inc.	3,979	121,479
	MSC Industrial Direct Co.	2,975	105,553
*	Old Dominion Freight Line, Inc.	3,045	102,221
*	Quanta Services, Inc.	9,032	208,910
			1,317,920
Information Technology - 20.10%
*	Akamai Technologies, Inc.	5,992	114,927
	Blackbaud, Inc.	10,186	158,392
*	Citrix Systems, Inc.	5,102	162,703
*	Diodes, Inc.	13,501	211,156
	Factset Research Systems, Inc.	2,771	138,190
*	FLIR Systems, Inc.	12,093	272,818
*	Macrovision Solutions Corp.	5,735	125,080
*	NetApp, Inc.	10,570	208,440
	The Western Union Co.	12,740	208,936
*	Trimble Navigation Ltd.	7,939	155,843
			1,756,485
Materials - 4.21%
	Ecolab, Inc.	5,315	207,232
	Sigma-Aldrich Corp.	3,236	160,376
			367,608

	Total Common Stocks (Cost $7,866,294)		8,527,593

INVESTMENT COMPANY - 2.15%
§	Dreyfus Cash Management, 0.44%	188,405	188,405

	Total Investment Company (Cost $188,405)		188,405

Total Value of Investments (Cost $8,074,699) - 99.72%			$8,715,998

Other Assets Less Liabilities - 0.28%			24,076

Net Assets - 100%	$8,740,074

(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
				Value (Note 1)

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$738,123
Aggregate gross unrealized depreciation				(96,824)

	Net unrealized appreciation			$641,299

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	12.92%	$1,129,241
	Consumer Staples	6.80%	594,627
	Energy	7.07%	617,984
	Financials	6.62%	579,027
	Health Care	24.77%	2,164,701
	Industrials	15.08%	1,317,920
	Information Technology	20.10%	1,756,485
	Materials	4.21%	367,608
	Other	2.15%	188,405
	Total	99.72%	$8,715,998

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation (continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs	Investments in Securities
	Level 1	$8,527,593
	Level 2	188,405
	Level 3	-
	Total	$8,715,998

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Angela D. Mincher Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer

Date: August 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: August 28, 2009

By: (Signature and Title)

/s/ Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: August 24, 2009

By: (Signature and Title)	/s/ Angela D. Mincher Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: August 19, 2009